Revenue - Summary of Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [line items]
Total Revenue	€ 13,600	€ 2,719	€ 1,977
Up-front payment amortization [member]
Revenue [line items]
Total Revenue	6,616	223	223
Collaboration income [member]
Revenue [line items]
Total Revenue	5,789	1,109	1,092
Income from grants on research projects [member]
Revenue [line items]
Total Revenue	€ 1,195	€ 1,387	€ 662